Summary of Significant Accounting Policies - Reconciliation of Total Interest Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Costs Incurred [Abstract]
Interest cost capitalized	$ 2,268
Interest cost charged to income	9,275	$ 2,259	$ 4,321
Total interest cost	$ 11,543	$ 2,259	$ 4,321